Other Payables and Accruals - Schedule of Components of Other Payables and Accruals (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Components of Other Payables and Accruals [Abstract]
Accrued expenses	$ 127,981	$ 99,526	$ 208,454
Other payables	283,276	220,294	503,997
GST payable	83,815	65,180	93,399
Other payables and accruals	$ 495,072	$ 385,000	$ 805,850